UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $195,779 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    16580    51400 SH  CALL SOLE                    51400        0        0
APPLE INC                      COM              037833100     7299    22629 SH       SOLE                    22629        0        0
ARRIS GROUP INC                COM              04269Q100     9538   850065 SH       SOLE                   850065        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     1018   197700 SH       SOLE                   197700        0        0
COMCAST CORP NEW               CL A             20030N101    13602   619110 SH       SOLE                   619110        0        0
GENERAL MTRS CO                COM              37045V100    22457   609239 SH       SOLE                   609239        0        0
J CREW GROUP INC               COM              46612H402    10273   238126 SH       SOLE                   238126        0        0
KRAFT FOODS INC                CL A             50075N104    13925   441939 SH       SOLE                   441939        0        0
MICROSOFT CORP                 COM              594918104    13606   487478 SH       SOLE                   487478        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     8657   906489 SH       SOLE                   906489        0        0
POPULAR INC                    COM              733174106    19607  6244263 SH       SOLE                  6244263        0        0
SOLARWINDS INC                 COM              83416B109     2975   154540 SH       SOLE                   154540        0        0
TIME WARNER CABLE INC          COM              88732J207    16392   248254 SH       SOLE                   248254        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    39850  1113755 SH       SOLE                  1113755        0        0